DEBT (Details - Assumptions) - Fair Value, Inputs, Level 3 [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Measurement Input, Risk Free Interest Rate [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivatives, determination of fair value	4.56%	3.97%
Measurement Input, Price Volatility [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivatives, determination of fair value	59.41%	67.1%
Measurement Input, Exercise Price [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivatives, determination of fair value	11.50	11.50
Measurement Input, Share Price [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivatives, determination of fair value	1.16	1.53